INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 48,156	$ 55,487
Other assets	22,562	22,157
Total Assets	2,209,943	2,023,867	2,307,406
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	40,723	50,175
Other liabilities	31,556	33,830
Stockholders' equity	231,581	134,975	102,627	119,085
Total Liabilities and Shareholders' Equity	2,209,943	2,023,867
OPERATING INCOME
(Increase) decrease in fair value of U.S. Treasury warrant	(1,025)	(285)	1,137
OPERATING EXPENSES
Interest expense	9,162	13,143	20,193
Loss Before Income Tax and Equity in Undistributed Net Income (Loss) of Subsidiaries	22,658	26,198	(20,412)
Income tax expense (benefit)	(54,851)	0	(212)
Net Income (Loss)	77,509	26,198	(20,200)
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net income (loss)	77,509	26,198	(20,200)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH USED IN OPERATING ACTIVITIES
Deferred income taxes	(57,550)	0	201
Share based compensation	1,238	869	1,208
Depreciation, amortization of intangible assets and premiums, and accretion of discounts on securities and loans	(2,197)	(4,718)	(11,301)
Increase in other assets	7,747	(2,425)	16,872
Increase (decrease) in other liabilities	(3,508)	6,606	(1,551)
Total Adjustments	(25,439)	3,195	55,606
Net Cash From Operating Activities	52,070	29,393	35,406
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of common stock	98,066	1,418	1,335
Redemption of convertible preferred stock and common stock warrant	(81,000)	0	0
Redemption of subordinated debt	(9,452)	0	0
Share based compensation withholding obligations	(513)	0	0
Net Cash From (Used in) Financing Activities	108,297	83,176	(207,129)
Net Decrease in Cash and Cash Equivalents	(60,701)	(161,326)	(44,266)
Cash and Cash Equivalents at Beginning of Year	179,782	341,108	385,374
Cash and Cash Equivalents at End of Year	119,081	179,782	341,108
Parent Company [Member]
ASSETS
Cash and due from banks	11,654	3,788
Investment in subsidiaries	251,529	187,890
Other assets	9,165	665
Total Assets	272,348	192,343
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	40,723	50,175
Other liabilities	391	7,635
Stockholders' equity	231,234	134,533
Total Liabilities and Shareholders' Equity	272,348	192,343
OPERATING INCOME
(Increase) decrease in fair value of U.S. Treasury warrant	(1,025)	(285)	1,137
Other income	63	70	64
Total Operating Income	(962)	(215)	1,201
OPERATING EXPENSES
Interest expense	2,317	2,779	2,729
Administrative and other expenses	682	683	958
Total Operating Expenses	2,999	3,462	3,687
Loss Before Income Tax and Equity in Undistributed Net Income (Loss) of Subsidiaries	(3,961)	(3,677)	(2,486)
Income tax expense (benefit)	(9,053)	0	2
Income (Loss) Before Equity in Undistributed Net Income (Loss) of Subsidiaries	5,092	(3,677)	(2,488)
Equity in undistributed net income (loss) of subsidiaries	72,417	29,875	(17,712)
Net Income (Loss)	77,509	26,198	(20,200)
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net income (loss)	77,509	26,198	(20,200)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH USED IN OPERATING ACTIVITIES
Deferred income taxes	(8,955)	0	0
Share based compensation	84	184	157
Depreciation, amortization of intangible assets and premiums, and accretion of discounts on securities and loans	0	0	1
Increase in other assets	738	(46)	(92)
Increase (decrease) in other liabilities	(5,858)	2,945	(2,404)
Equity in undistributed net (income) loss of subsidiaries' operations	(72,417)	(29,875)	17,712
Total Adjustments	(86,408)	(26,792)	15,374
Net Cash From Operating Activities	(8,899)	(594)	(4,826)
CASH FLOW FROM INVESTING ACTIVITIES - return of capital from subsidiary	7,500	0	0
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of common stock	100,230	2,244	2,245
Redemption of convertible preferred stock and common stock warrant	(81,000)	0	0
Redemption of subordinated debt	(9,452)	0	0
Share based compensation withholding obligations	(513)	0	0
Net Cash From (Used in) Financing Activities	9,265	2,244	2,245
Net Decrease in Cash and Cash Equivalents	7,866	1,650	(2,581)
Cash and Cash Equivalents at Beginning of Year	3,788	2,138	4,719
Cash and Cash Equivalents at End of Year	$ 11,654	$ 3,788	$ 2,138